                                                               September 1, 2000

[PHOTO OF RAYE KANZENBACH, CFA]
To Our Shareholders:

We are pleased to present the July 31, 2000 Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax Free Money Market Funds. This report contains a Statement of Assets and Liabilities for each Fund and a detailed schedule of each Fund's investment portfolio as of July 31, 2000. Also included are Statements of Operations that show each Fund's earnings and expenses, and Statements of Changes in Net Assets for the two most recent fiscal years.

Short-term interest rates rose approximately 1.50% during the fiscal year ending July 31. In response to the very strong economy the Federal Reserve raised the fed funds rate (the rate at which banks lend each other money overnight) from 5.00% to 6.50% over this time. The Fed has instituted this tightening of monetary policy in order to slow the rate of economic growth. The economy has been growing very rapidly at a time of full employment, and the Fed fears that this will put upward pressure on wages and prices, thereby boosting inflation. However, recent data indicate that the economy's growth is moderating and that productivity improvements have been very strong. This strong productivity growth has prevented wage increases from causing inflationary price rises, and has been the critical factor keeping inflation low during this time of extraordinary growth.

The primary goals of each Fund are to preserve capital and maintain high liquidity. To meet these goals the Funds' manager employs careful credit analysis on all investments, and the Funds are managed very conservatively in all respects. Despite these conservative policies, the Funds' yields have remained very competitive compared to other money market funds. This prudent and successful strategy has earned the continued confidence of investors, who have brought the net asset level of the Funds to over $6 billion as of July 31, 2000.

Thank you for your confidence in the Great Hall Funds. We pledge to continue managing these Funds in the careful and diligent manner that you have come to expect.

Sincerely,

[/S/ RAYE KANZENBACH]
Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

JULY 31, 2000


                                                   PRIME       U.S. GOVERNMENT    TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                                   MONEY            MONEY           MONEY          MONEY           MONEY
                                                MARKET FUND      MARKET FUND     MARKET FUND    MARKET FUND     MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities at market value
  (note 2), including repurchase agreements
  of $0; $23,900,000; $0; $0 and $0,
  respectively (amortized cost
  $4,837,283,702; $265,548,975; $423,623,555;
  $380,871,765 and $158,185,663,
  respectively)..............................  $4,837,283,702   $265,548,975    $423,623,555   $380,871,765    $158,185,663
Cash in bank on demand deposit...............          94,542         53,118         186,915         31,695          57,399
Accrued interest receivable..................      16,828,462      1,592,238       2,712,564      1,829,371         812,374
Organization costs (note 2)..................              --             --              --          3,412              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets.................................   4,854,206,706    267,194,331     426,523,034    382,736,243     159,055,436
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment advisory fee..............       1,670,134         93,092         166,746         77,445          31,884
Other accrued expenses.......................       1,033,457        140,068         126,630        168,229         102,668
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities............................       2,703,591        233,160         293,376        245,674         134,552
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock......................................  $4,851,503,115   $266,961,171    $426,229,658   $382,490,569    $158,920,884
-----------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital stock - authorized 100 billion shares
  of $.01 par value for each Fund,
  outstanding 4,851,503,115; 266,961,171; and
  426,229,658 shares, respectively...........  $   48,515,031   $  2,669,612    $  4,262,297   $         --    $         --
Capital stock - authorized 10 billion shares
  of $.01 par value for each Fund,
  outstanding 382,490,569; and 158,920,884
  shares, respectively.......................              --             --              --      3,824,906       1,589,209
Additional paid-in capital...................   4,802,988,084    264,291,559     421,967,361    378,665,663     157,331,675
-----------------------------------------------------------------------------------------------------------------------------
    Total - representing net assets
      applicable to outstanding capital
      stock..................................  $4,851,503,115   $266,961,171    $426,229,658   $382,490,569    $158,920,884
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding
  capital stock..............................  $         1.00   $       1.00    $       1.00   $       1.00    $       1.00
-----------------------------------------------------------------------------------------------------------------------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

YEAR ENDED JULY 31, 2000


                                                  PRIME      U.S. GOVERNMENT    TAX-FREE    INST'L PRIME  INST'L TAX-FREE
                                                  MONEY           MONEY          MONEY         MONEY           MONEY
                                               MARKET FUND     MARKET FUND    MARKET FUND   MARKET FUND     MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest...................................  $281,787,804    $16,188,674    $16,470,417   $25,031,970     $4,045,502
-------------------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
  Investment advisory fee....................    20,912,465      1,219,404      2,194,075     1,043,328        260,556
  Custodian, accounting and
    transfer agent fees......................       247,500         49,550         62,250        43,668         29,800
  Sub-accounting fees........................     5,859,750        158,060        144,250         2,905          1,949
  Reports to shareholders....................     2,043,705         48,600         50,200         4,250          3,550
  Amortization of organization costs.........            --             --             --         1,687             --
  Directors' fees............................        15,150         15,150         15,150        15,150         15,150
  Audit and legal fees.......................        83,000         25,900         27,450        24,500         29,700
  Registration fees..........................       614,394         40,694        105,842       172,092        101,658
  Administrative.............................        36,500            850          1,500           400          3,300
  Other expenses.............................        58,000         26,921          9,250        10,300         12,900
-------------------------------------------------------------------------------------------------------------------------
Total expenses...............................    29,870,464      1,585,129      2,609,967     1,318,280        458,563
Less expenses voluntarily waived or absorbed
  by Advisor.................................            --             --             --            --        (48,800)
-------------------------------------------------------------------------------------------------------------------------
Total net expenses...........................    29,870,464      1,585,129      2,609,967     1,318,280        409,763
-------------------------------------------------------------------------------------------------------------------------
Investment income - net......................   251,917,340     14,603,545     13,860,450    23,713,690      3,635,739
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations.................................  $251,917,340    $14,603,545    $13,860,450   $23,713,690     $3,635,739
-------------------------------------------------------------------------------------------------------------------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                        PRIME                      U.S. GOVERNMENT                   TAX-FREE
                                  MONEY MARKET FUND               MONEY MARKET FUND             MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR           YEAR           YEAR           YEAR
                                ENDED            ENDED           ENDED          ENDED          ENDED          ENDED
                              JULY 31,         JULY 31,        JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                2000             1999            2000           1999           2000           1999
-----------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income,
    net..................  $   251,917,340  $   215,789,172  $  14,603,545  $  12,128,923  $  13,860,450  $  14,096,093
-----------------------------------------------------------------------------------------------------------------------
  Net increase in net
    assets resulting
    from operations......      251,917,340      215,789,172     14,603,545     12,128,923     13,860,450     14,096,093
-----------------------------------------------------------------------------------------------------------------------
Distributions from:
  Investment income --
    net..................     (251,917,340)    (215,789,172)   (14,603,545)   (12,128,923)   (13,860,450)   (14,096,093)
-----------------------------------------------------------------------------------------------------------------------
  Total distributions to
    shareholders.........     (251,917,340)    (215,789,172)   (14,603,545)   (12,128,923)   (13,860,450)   (14,096,093)
-----------------------------------------------------------------------------------------------------------------------
Capital share
  transactions at net
  asset value of $1.00
  per share:
    Proceeds from
      sales..............    2,124,001,382    2,663,848,899    234,351,937    325,052,784    464,030,216    568,704,391
    Shares issued for
      reinvestment
      of distributions...      251,917,340      215,789,172     14,603,545     12,128,923     13,860,450     14,096,093
    Payment for shares
      redeemed...........   (2,047,115,404)  (3,201,289,989)  (253,370,796)  (294,734,706)  (548,799,640)  (631,510,518)
-----------------------------------------------------------------------------------------------------------------------
  Increase/(decrease) in
    net assets from
    capital share
    transactions.........      328,803,318     (321,651,918)    (4,415,314)    42,447,001    (70,908,974)   (48,710,034)
-----------------------------------------------------------------------------------------------------------------------
Total increase/(decrease)
  in net assets..........      328,803,318     (321,651,918)    (4,415,314)    42,447,001    (70,908,974)   (48,710,034)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of period..............    4,522,699,797    4,844,351,715    271,376,485    228,929,484    497,138,632    545,848,666
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of
  period.................  $ 4,851,503,115  $ 4,522,699,797  $ 266,961,171  $ 271,376,485  $ 426,229,658  $ 497,138,632
-----------------------------------------------------------------------------------------------------------------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------
                                INSTITUTIONAL PRIME           INSTITUTIONAL TAX-FREE
                                 MONEY MARKET FUND              MONEY MARKET FUND
                           ------------------------------------------------------------
                                                                           PERIOD FROM
                                YEAR           YEAR            YEAR         SEPT. 23,
                               ENDED           ENDED           ENDED          1998*
                              JULY 31,       JULY 31,        JULY 31,      TO JULY 31,
                                2000           1999            2000           1999
---------------------------------------------------------------------------------------
Operations:
  Investment income,
    net..................  $   23,713,690  $  13,852,067   $   3,635,739  $   1,117,181
---------------------------------------------------------------------------------------
  Net increase in net
    assets resulting
    from operations......      23,713,690     13,852,067       3,635,739      1,117,181
---------------------------------------------------------------------------------------
Distributions from:
  Investment income --
    net..................     (23,713,690)   (13,852,067)     (3,635,739)    (1,117,181)
---------------------------------------------------------------------------------------
  Total distributions to
    shareholders.........     (23,713,690)   (13,852,067)     (3,635,739)    (1,117,181)
---------------------------------------------------------------------------------------
Capital share
  transactions at net
  asset value of $1.00
  per share:
    Proceeds from
      sales..............   1,025,812,563    784,765,959     285,108,439    159,109,858
    Shares issued for
      reinvestment
      of distributions...      23,713,690     13,852,067       3,635,739      1,117,181
    Payment for shares
      redeemed...........    (977,218,781)  (702,220,139)   (182,971,975)  (107,078,358)
---------------------------------------------------------------------------------------
  Increase in net assets
    from
    capital share
    transactions.........      72,307,472     96,397,887     105,772,203     53,148,681
---------------------------------------------------------------------------------------
Total increase in net
  assets.................      72,307,472     96,397,887     105,772,203     53,148,681
---------------------------------------------------------------------------------------
Net assets at beginning
  of period..............     310,183,097    213,785,210      53,148,681             --
---------------------------------------------------------------------------------------
Net assets at end of
  period.................  $  382,490,569  $ 310,183,097   $ 158,920,884  $  53,148,681
---------------------------------------------------------------------------------------

  *  Commencement of operations.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    Great Hall Investment Funds, Inc. (the Company) was incorporated on
    June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: Prime, U.S. Government, Tax-Free, Institutional Prime, and the Institutional Tax-Free Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the funds are as follows:

    INVESTMENTS IN SECURITIES
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    FEDERAL TAXES
    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

    DISTRIBUTION TO SHAREHOLDERS
    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    ORGANIZATION COSTS
    Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS
    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  INVESTMENT SECURITY TRANSACTIONS

    Cost of purchases and proceeds from sales of securities from August 1, 1999 to July 31, 2000 were as follows:

                                                                 PURCHASES         SALES PROCEEDS
      --------------------------------------------------------------------------------------------
      Prime Fund........................................      $56,098,907,771      $55,770,596,780
      U.S. Government Fund..............................        6,588,969,410        6,593,375,986
      Tax-Free Fund.....................................          809,445,833          881,265,221
      Institutional Prime Fund..........................        7,825,011,049        7,752,750,987
      Institutional Tax-Free Fund.......................          382,503,181          277,189,812

4.  FEES AND EXPENSES

    The Company has entered into an investment advisory and management agreement with Insight Investment Management (IIM), a wholly-owned subsidiary of Dain Rauscher Corporation, under which IIM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay IIM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets. IIM voluntarily waived a portion of its advisory fees for the Institutional Tax-Free Money Market Fund for the current period.

    Each of the five funds has also entered into sub-accounting agreements with affiliate Dain Rauscher Incorporated (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $18 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $67,922 for the period ended July 31, 2000 were paid to a law firm of which the Secretary of the funds is a partner.

5.  FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                     PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                              Year ended      Year ended     Year ended     Year ended     Year ended
                            July 31, 2000    July 31, 1999  July 31, 1998  July 31, 1997  July 31, 1996
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations                      0.05            0.05           0.05           0.05           0.05
Distributions from
  investment operations          (0.05)          (0.05)         (0.05)         (0.05)         (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Total return                      5.3%            4.6%           5.0%           4.9%           5.0%
Net assets, end of period
  (millions)                    $4,852          $4,523         $4,844         $3,130         $2,405
Ratio of expenses to
  average net assets             0.63%           0.61%          0.63%          0.64%          0.70%
Ratio of net investment
  income to average net
  assets                         5.32%           4.62%          5.04%          4.90%          4.93%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                              Year ended      Year ended     Year ended     Year ended     Year ended
                            July 31, 2000    July 31, 1999  July 31, 1998  July 31, 1997  July 31, 1996
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations                      0.05            0.05           0.05           0.05           0.05
Distributions from
  investment operations          (0.05)          (0.05)         (0.05)         (0.05)         (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Total return                      5.2%            4.5%           5.0%           4.8%           4.9%
Net assets, end of period
  (millions)                    $  267          $  271         $  229         $  182         $  147
Ratio of expenses to
  average net assets             0.57%           0.59%          0.59%          0.60%          0.65%
Ratio of net investment
  income to average net
  assets                         5.22%           4.50%          4.98%          4.85%          4.87%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                    TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                              Year ended      Year ended     Year ended     Year ended     Year ended
                            July 31, 2000    July 31, 1999  July 31, 1998  July 31, 1997  July 31, 1996
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations                      0.03            0.03           0.03           0.03           0.03
Distributions from
  investment operations          (0.03)          (0.03)         (0.03)         (0.03)         (0.03)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Total return                      3.2%            2.7%           3.1%           3.0%           3.0%
Net assets, end of period
  (millions)                    $  426          $  497         $  546         $  423         $  359
Ratio of expenses to
  average net assets             0.59%           0.59%          0.58%          0.58%          0.59%
Ratio of net investment
  income to average net
  assets                         3.16%           2.65%          3.05%          3.02%          3.03%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                        INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------------
                                                                        Period from
                                                                      August 11, 1997*
                                        Year ended      Year ended           to
                                      July 31, 2000    July 31, 1999   July 31, 1998
--------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 1.00          $ 1.00           $ 1.00
--------------------------------------------------------------------------------------
Income from investment operations           0.06            0.05             0.05
Distributions from investment
  operations                               (0.06)          (0.05)           (0.05)
--------------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00          $ 1.00           $ 1.00
--------------------------------------------------------------------------------------
Total return                                5.7%            4.9%             5.2%
Net assets, end of period
  (millions)                              $  382          $  310           $  214
Ratio of expenses to average net
  assets**                                 0.32%           0.34%            0.39%
Ratio of net investment income to
  average net assets**                     5.68%           4.85%            5.27%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
                                                                Period from
                                                            September 23, 1998*
                                             Year ended             to
                                           July 31, 2000       July 31, 1999
-------------------------------------------------------------------------------
Net asset value, beginning of period           $ 1.00             $ 1.00
-------------------------------------------------------------------------------
Income from investment operations                0.03               0.03
Distribution from investment operations         (0.03)             (0.03)
-------------------------------------------------------------------------------
Net asset value, end of period                 $ 1.00             $ 1.00
-------------------------------------------------------------------------------
Total return                                     3.4%               2.5%
Net assets, end of period (millions)           $  159             $   53
Ratio of expenses to average net
  assets***                                     0.39%              0.30%
Ratio of net investment income to
  average net assets***                         3.49%              2.79%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

        *  Commencement of operations
       ** Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.42%/5.24% for the period ended July 31, 1998.
      *** Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Tax-Free Market Fund during the periods ended July 31, 1999 and July 31, 2000. Had the Fund paid all expenses the ratio of expenses and net investment income to average net assets would have been 0.55%/2.54% for the period ended July 31, 1999, and 0.44%/3.44% for the period ended
           July 31, 2000.

PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.33%):
---------------------------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS (0.41%)
Archer Daniels Midland Company              6.57%     9/18/00      $  20,000,000     $   19,824,800
                                                                                     --------------
BANKS - DOMESTIC (13.08%)
Bank of America                             7.20%      5/4/01          7,800,000          7,799,920
Bank One N.A.                               6.75%     8/17/00         40,000,000         40,000,000
Bank One N.A.                               6.65%    10/13/00         25,000,000         25,000,000
Comerica Bank                               6.58%      6/7/01         30,000,000 (d)     29,992,356
Comerica Bank                               7.12%     6/21/01         25,000,000         24,993,564
First Tennessee Bank                        6.63%      8/8/00         50,000,000         50,000,000
First Tennessee Bank                        6.75%     8/18/00         40,000,000         40,000,000
First Union Bank                            6.30%     9/25/00         26,000,000         25,983,923
First Union Bank                            6.63%     5/18/01         20,000,000 (d)     20,000,000
Formosa Plastics USA, LOC Bank of
    America                                 6.52%    10/10/00         42,500,000         41,970,382
Formosa Plastics USA, LOC Bank of
    America                                 6.55%    10/31/00         20,000,000         19,668,861
LaSalle Bank, Chicago                       6.60%      8/1/00         40,000,000         40,000,000
LaSalle Bank, Chicago                       6.55%    10/27/00         17,500,000         17,500,000
LaSalle Bank, Chicago                       7.01%    11/20/00         15,000,000         15,000,264
Old Kent Bank                               6.73%     8/25/00         40,000,000         40,000,000
Old Kent Bank                               6.68%     9/27/00         20,000,000         20,000,000
Old Kent Bank                               6.63%    10/24/00         36,000,000         36,000,000
River Fuel Company, LOC Bank of New York    6.55%     8/31/00         10,850,000         10,790,777
SouthTrust Bank N.A., Birmingham            6.71%      9/6/00         50,000,000         50,000,000
SouthTrust Bank N.A., Birmingham            6.55%    10/13/00         32,900,000         32,900,000
SouthTrust Bank N.A., Birmingham            6.68%    10/24/00         17,000,000         17,000,000
State Street Bank & Trust                   6.75%      9/1/00         30,000,000         30,000,000
                                                                                     --------------
                                                                                        634,600,047
                                                                                     --------------
BANKS - OTHER (17.99%)
Abbey National North America Corporation    6.64%     8/30/00         30,000,000         29,839,533
Abbey National North America Corporation    6.52%    10/11/00         32,100,000         31,687,229
Accor S.A., LOC Banque National de Paris    6.60%     8/16/00         45,000,000         44,876,750
Accor S.A., LOC Banque National de Paris    6.55%    10/16/00         35,000,000         34,516,028
Bank of Nova Scotia                         6.72%     9/12/00         25,000,000         25,000,000
Bank of Nova Scotia                         6.68%     9/14/00         25,000,000         25,000,000
Bank of Nova Scotia                         6.68%     9/20/00         10,000,000         10,000,000
Bank of Nova Scotia                         6.63%    10/17/00         25,000,000         25,000,000
Canadian Imperial Bank of Commerce          6.69%     9/12/00         30,000,000         30,000,688
Canadian Imperial Bank of Commerce          6.63%    10/19/00         30,000,000         30,000,647
Credit Suisse First Boston                  6.64%    10/23/00         63,000,000         63,003,396
Deutsche Bank                               6.75%     8/23/00         30,000,000         30,000,000
Deutsche Bank                               6.30%     12/6/00         23,500,000         23,494,546
Deutsche Bank                               6.55%     1/12/01          7,000,000          6,998,505
Deutsche Bank                               6.76%     2/22/01         17,050,000         17,044,549
Dexia Credit Local de France                6.63%     8/22/00         40,000,000         39,845,300
Dexia Credit Local de France                6.52%    10/16/00         25,000,000         24,655,889
Hipotecario Funding Corporation, LOC
    Barclays Bank                           6.62%     9/20/00         26,250,000         26,008,646
JMG Funding Inc., LOC Societe Generale      6.53%     9/27/00         15,198,000         15,040,865
JMG Funding Inc., LOC Societe Generale      6.57%    10/23/00         26,813,000         26,406,850
Louis Dreyfus Corporation, LOC Dresdner
    Bank                                    6.60%      8/3/00         25,000,000         24,990,833
Lloyds TSB Bank                             6.42%     9/29/00         17,500,000         17,500,000
Lloyds TSB Bank                             6.70%     9/29/00         40,000,000         40,000,000
Pemex Capital Inc., LOC Barclays Bank       6.54%    10/11/00         50,000,000         49,355,083
Rabobank Nederland                          6.43%     9/29/00          5,000,000          5,000,000
Rabobank Nederland                          6.43%     9/29/00         30,000,000         30,000,000
Rabobank Nederland                          6.73%     11/3/00         15,000,000         15,000,000
Rabobank Nederland                          6.59%     1/12/01         12,000,000         12,000,000
Rabobank Nederland                          6.55%     1/31/01         19,600,000         19,595,329
Royal Bank of Canada                        6.46%    10/31/00         16,250,000         16,250,000
Sinochem America, LOC ABN AMRO              6.56%      8/2/00         13,675,000         13,672,508
Sinochem America, LOC ABN AMRO              6.58%      8/3/00         19,800,000         19,792,762
Sinochem America, LOC ABN AMRO              6.55%     8/14/00         11,500,000         11,472,799
Toronto Dominion Bank                       6.64%    10/20/00         40,000,000         40,000,000
                                                                                     --------------
                                                                                        873,048,735
                                                                                     --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
CHEMICALS (0.53%)
Great Lakes Chemical                        6.57%     8/14/00      $  25,620,000 (c) $   25,559,217
                                                                                     --------------
CONGLOMERATES (1.31%)
Diageo Capital PLC                          6.30%     12/4/00         23,500,000         23,495,118
Fortune Brands Inc.                         6.50%    10/17/00         10,640,000 (c)     10,492,074
Fortune Brands Inc.                         6.51%    10/23/00         30,000,000         29,549,725
                                                                                     --------------
                                                                                         63,536,917
                                                                                     --------------
ENTERTAINMENT (0.92%)
Carnival Corporation                        6.51%     9/22/00         45,000,000         44,576,850
                                                                                     --------------
FINANCIAL - AUTO (4.14%)
DaimlerChrysler North American Holdings     6.55%     8/15/00         30,000,000         29,923,583
DaimlerChrysler North American Holdings     6.64%     8/21/00         30,000,000         29,889,333
DaimlerChrysler North American Holdings     6.48%     11/1/00         30,000,000         29,503,200
Ford Motor Credit Corporation, Puerto
    Rico                                    6.54%     8/17/00         50,000,000         49,854,667
General Motors Acceptance Corporation       6.77%     2/15/01         10,300,000         10,239,433
Paccar Financial Corporation                6.40%      8/2/00         26,430,000         26,425,301
Paccar Financial Corporation                6.62%     8/24/00         25,000,000         24,894,264
                                                                                     --------------
                                                                                        200,729,781
                                                                                     --------------
FINANCIAL - AVIATION (1.98%)
International Lease Finance Company         6.53%      8/8/00         40,000,000         39,949,211
International Lease Finance Company         6.52%    10/12/00         16,585,000         16,368,732
International Lease Finance Company         6.50%    10/16/00         30,000,000         29,588,333
International Lease Finance Company         6.58%    11/15/00         10,000,000          9,983,292
                                                                                     --------------
                                                                                         95,889,568
                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS (15.17%)
American General Finance Corporation        6.64%     8/25/00         23,950,000         23,843,981
American General Finance Corporation        6.50%     9/12/00          9,530,000          9,457,731
American General Finance Corporation        6.50%     9/26/00         25,000,000         24,747,222
American General Finance Corporation        6.53%    10/19/00         40,000,000         39,426,811
CIT Group Inc.                              6.64%      8/1/00        100,000,000        100,000,000
Citicorp                                    6.55%      8/4/00         25,000,000         24,986,354
Citicorp                                    6.50%     9/13/00         22,310,000         22,136,787
General Electric Capital Corporation        6.48%    10/31/00         12,880,000         12,669,026
General Electric Capital Corporation        6.74%    11/30/00         35,675,000         34,866,822
Goldman Sachs Group                         6.00%      8/7/00         25,000,000         25,000,000
Goldman Sachs Group                         6.78%     9/20/00         30,000,000         30,000,000
Goldman Sachs Group                         6.54%    10/16/00          1,400,000          1,380,671
Goldman Sachs Group                         6.54%    10/18/00         40,000,000         39,433,200
Household Finance Corporation               6.50%      8/9/00         35,000,000         34,949,444
Household Finance Corporation               6.65%     8/29/00         30,000,000         29,844,833
Household Finance Corporation               6.52%     9/19/00         22,600,000         22,399,438
Household Finance Corporation               7.00%     3/20/01          5,000,000          4,965,992
J.P. Morgan & Company                       6.48%      8/2/00         30,000,000         29,994,600
J.P. Morgan & Company                       6.60%      6/6/01         25,000,000 (d)     25,000,000
Merrill Lynch & Company                     6.83%     10/3/00         16,000,000 (d)     16,000,000
Merrill Lynch & Company                     6.52%    10/13/00         30,000,000         29,603,367
Merrill Lynch & Company                     6.86%     3/29/01         12,000,000         12,000,000
Morgan Stanley Dean Witter Discover         6.49%     8/11/00         30,000,000         29,945,917
Morgan Stanley Dean Witter Discover         6.52%    10/12/00         25,000,000         24,674,000
Morgan Stanley Dean Witter Discover         6.75%     3/16/01         25,000,000 (d)     25,000,000
Norwest Financial Inc.                      6.57%     8/23/00         20,500,000         20,417,693
Norwest Financial Inc.                      6.58%     9/13/00         26,125,000         25,919,672
Wells Fargo Financial Inc.                  6.50%     9/14/00         17,485,000         17,346,091
                                                                                     --------------
                                                                                        736,009,652
                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (18.07%)
Asset Securitization Cooperative
    Corporation                             6.52%     10/6/00         30,000,000 (c)     29,641,400
Asset Securitization Cooperative
    Corporation                             6.53%    10/11/00         40,000,000 (c)     39,484,855

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS,
ASSET-BACKED (CONTINUED)
Barton Capital Corporation                  6.52%     8/11/00      $  53,660,000 (c) $   53,562,815
Barton Capital Corporation                  6.55%      9/8/00         27,297,000 (c)     27,108,272
Delaware Funding Corporation                6.51%     8/24/00         28,000,000 (c)     27,883,543
Delaware Funding Corporation                6.54%     10/4/00         40,000,000 (c)     39,534,933
Delaware Funding Corporation                6.56%     10/5/00         32,000,000 (c)     31,620,978
Edison Asset Securitization                 6.56%      8/3/00         47,294,000 (c)     47,276,764
Edison Asset Securitization                 6.58%     9/19/00         25,475,000 (c)     25,246,843
Falcon Asset Securitization                 6.58%      8/2/00         24,220,000 (c)     24,215,573
Falcon Asset Securitization                 6.52%     9/18/00         30,000,000 (c)     29,739,200
Falcon Asset Securitization                 6.52%     9/28/00         30,000,000 (c)     29,684,867
Fleet Funding Corporation                   6.56%     8/10/00         25,000,000 (c)     24,959,000
Park Avenue Receivables Corporation         6.52%      8/2/00          1,275,000 (c)      1,274,769
Park Avenue Receivables Corporation         6.55%      8/7/00         40,000,000 (c)     39,956,333
Park Avenue Receivables Corporation         6.51%     8/23/00         30,000,000 (c)     29,880,650
Preferred Receivables Funding
    Corporation                             6.52%     8/10/00         22,973,000 (c)     22,935,554
Preferred Receivables Funding
    Corporation                             6.51%     8/21/00         30,000,000 (c)     29,891,500
Preferred Receivables Funding
    Corporation                             6.52%     8/23/00         25,000,000 (c)     24,900,389
Receivables Capital Corporation             6.58%      8/4/00         40,000,000 (c)     39,978,067
Receivables Capital Corporation             6.55%     9/11/00         30,000,000 (c)     29,776,208
Thunder Bay Funding Corporation             6.55%      8/1/00         30,500,000 (c)     30,500,000
Thunder Bay Funding Corporation             6.52%     8/24/00         19,000,000 (c)     18,920,854
Thunder Bay Funding Corporation             6.53%      9/8/00         28,000,000 (c)     27,807,002
Triple A One Funding Corporation            6.56%     10/4/00         33,350,000 (c)     32,961,065
Variable Funding Corporation                6.61%      9/8/00         24,000,000 (c)     23,832,547
Windmill Funding Corporation                6.58%     8/10/00         14,525,000 (c)     14,501,106
Windmill Funding Corporation                6.57%     8/18/00         30,000,000 (c)     29,906,925
Windmill Funding Corporation                6.59%     9/11/00         25,000,000 (c)     24,812,368
Windmill Funding Corporation                6.52%     9/25/00         25,000,000 (c)     24,750,972
                                                                                     --------------
                                                                                        876,545,352
                                                                                     --------------
FINANCIAL - UTILITY (1.23%)
National Rural Utilities Cooperative
    Financial Corporation                   6.62%     8/16/00         30,000,000         29,917,250
National Rural Utilities Cooperative
    Financial Corporation                   6.52%    10/17/00         30,000,000         29,581,633
                                                                                     --------------
                                                                                         59,498,883
                                                                                     --------------
FOOD AND BEVERAGE (1.58%)
Coca Cola Company                           6.53%      8/8/00         17,130,000         17,108,250
Coca Cola Company                           6.51%      9/7/00         35,000,000         34,765,821
H.J. Heinz Company                          6.50%     9/26/00         25,000,000         24,747,222
                                                                                     --------------
                                                                                         76,621,293
                                                                                     --------------
HOUSEHOLD PRODUCTS (1.46%)
Newell Rubbermaid Inc.                      6.56%      8/4/00         27,000,000 (c)     26,985,240
Newell Rubbermaid Inc.                      6.65%     8/14/00         19,670,000         19,622,765
Newell Rubbermaid Inc.                      6.51%    10/12/00         24,500,000         24,181,010
                                                                                     --------------
                                                                                         70,789,015
                                                                                     --------------
MANUFACTURING (3.90%)
Caterpillar Financial Services Inc.         6.55%     8/28/00         19,950,000         19,851,996
Caterpillar Financial Services Inc.         6.60%     9/26/00         25,250,000         24,990,767
Caterpillar Financial Services Inc.         6.83%    10/12/00         15,000,000         15,000,000
Caterpillar Financial Services Inc.         6.83%      4/2/01         20,000,000 (d)     20,011,068
Honeywell International                     6.54%      8/9/00         33,725,000 (c)     33,675,986
Honeywell International                     6.55%     8/14/00         25,000,000 (c)     24,940,868
Honeywell International                     6.52%     10/5/00         14,850,000 (c)     14,675,183
Snap-on Inc.                                6.58%     8/24/00         11,400,000 (c)     11,352,076
Snap-on Inc.                                6.50%      9/5/00         25,000,000 (c)     24,842,014
                                                                                     --------------
                                                                                        189,339,958
                                                                                     --------------
OIL SERVICES (3.12%)
Halliburton Company                         6.63%     8/22/00         20,000,000         19,922,650

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
OIL SERVICES (CONTINUED)
Halliburton Company                         6.51%    10/12/00      $  32,124,000     $   31,705,746
Texaco Inc.                                 6.50%     8/21/00         40,000,000         39,855,556
Totalfina S.A.                              6.54%      8/7/00         30,000,000         29,967,300
Totalfina S.A.                              6.51%      9/7/00         30,000,000         29,799,275
                                                                                     --------------
                                                                                        151,250,527
                                                                                     --------------
PHARMACEUTICAL (0.61%)
Cardinal Health Inc.                        6.52%     9/12/00         30,000,000 (c)     29,771,800
                                                                                     --------------
PRINTING & PUBLISHING (5.76%)
Gannett Company                             6.50%     9/11/00         50,000,000 (c)     49,629,861
Gannett Company                             6.50%     9/21/00         36,230,000 (c)     35,896,382
Knight-Ridder                               6.50%     9/12/00         29,800,000         29,574,017
Knight-Ridder                               6.52%    10/10/00         32,466,000 (c)     32,054,403
McGraw-Hill Company                         6.53%     8/11/00         22,000,000         21,960,094
McGraw-Hill Company                         6.55%     8/28/00         16,500,000         16,418,944
Tribune Company                             6.61%     9/19/00         39,800,000         39,443,618
Tribune Company                             6.59%     9/20/00         30,000,000         29,725,417
Tribune Company                             6.51%     9/22/00         25,000,000         24,764,917
                                                                                     --------------
                                                                                        279,467,653
                                                                                     --------------
RETAIL STORES (0.55%)
May Department Stores                       6.51%     9/29/00         27,000,000         26,711,933
                                                                                     --------------
TELECOMMUNICATIONS (3.86%)
AT&T Company                                6.78%     6/14/01         30,000,000 (d)     30,000,000
AT&T Company                                7.09%     7/13/01         30,000,000 (c)     30,000,000
Bellsouth Capital Funding Corporation       6.51%      9/5/00         42,000,000 (c)     41,734,175
Motorola Inc.                               6.60%     9/25/00         20,255,000         20,050,762
SBC Communications                          6.15%      8/9/00         15,000,000         14,979,500
SBC Communications                          6.75%     10/5/00         25,000,000         24,695,313
Verizon Communications                      6.51%     9/18/00         26,350,000         26,121,282
                                                                                     --------------
                                                                                        187,581,032
                                                                                     --------------
UTILITIES - ELECTRIC (3.66%)
Baltimore Gas & Electric Company            6.84%      9/1/00         34,000,000 (d)     34,000,000
Northern States Power Company               6.57%      9/7/00         15,750,000         15,643,648
Northern States Power Company               6.51%     10/4/00         30,000,000         29,652,800
Northern States Power Company               6.52%    10/10/00         30,000,000         29,619,667
Southern California Edison Company          6.57%      9/7/00         29,175,000         28,977,996
Southern California Edison Company          6.56%     9/13/00         40,000,000         39,686,578
                                                                                     --------------
                                                                                        177,580,689
---------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $4,818,933,702)          $4,818,933,702
---------------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.38%):
---------------------------------------------------------------------------------------------------
New York City G.O., FGIC Insured            6.65%      8/3/00          7,900,000          7,900,000

New York City G.O., FGIC Insured            6.65%      8/3/00         10,450,000         10,450,000
---------------------------------------------------------------------------------------------------
Total Taxable Municipals (cost:
    $18,350,000)                                                                     $   18,350,000
---------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
$4,837,283,702) (b)                                                                  $4,837,283,702
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (90.52%):
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (28.93%)
                                            6.42%      8/4/00      $  15,000,000     $  14,991,975
                                            5.93%    10/10/00          1,090,000         1,089,549
                                            6.49%    10/12/00         10,390,000 (d)    10,390,000
                                            6.42%    10/25/00         15,000,000        14,772,625
                                            6.07%    11/17/00          1,000,000           996,849
                                            6.63%     4/10/01          5,000,000         5,000,000
                                            7.23%      6/7/01          5,000,000         5,000,000
                                            6.44%     7/17/01         25,000,000 (d)    24,985,616
                                                                                     -------------
                                                                                        77,226,614
                                                                                     -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (29.04%)
                                            6.40%      8/1/00         10,547,000        10,547,000
                                            6.39%      8/8/00         15,000,000        14,981,363
                                            6.43%     8/15/00         10,000,000         9,975,014
                                            6.42%     8/29/00          8,325,000         8,283,431
                                            6.39%      9/5/00         10,000,000         9,937,875
                                            6.40%     9/19/00         15,000,000        14,869,333
                                            6.93%      3/1/01          4,000,000         3,964,387
                                            6.94%     6/29/01          5,000,000         4,961,393
                                                                                     -------------
                                                                                        77,519,796
                                                                                     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (32.55%)
                                            6.54%      8/7/00         17,000,000        16,997,856
                                            6.52%     8/17/00         10,000,000         9,971,022
                                            6.51%     8/24/00         10,000,000         9,958,408
                                            6.53%     8/31/00         12,000,000        11,934,700
                                            6.65%     9/14/00         10,000,000         9,980,700
                                            6.42%     10/5/00          5,783,000         5,715,965
                                            6.60%    10/10/00            160,000           159,711
                                            6.62%     2/23/01          4,200,000         4,194,337
                                            6.67%     3/16/01          8,000,000         7,992,974
                                            6.44%     6/22/01         10,000,000 (d)     9,996,892
                                                                                     -------------
                                                                                        86,902,565
---------------------------------------------------------------------------------------------------
Total Government & Agencies Securities (cost: $241,648,975)                          $ 241,648,975
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.95%)
---------------------------------------------------------------------------------------------------
Merrill Lynch, acquired 7/31/00
  (collateralized by $25,230,000
  Federal National Mortgage Association,
  5.63%, 5/14/04)
  (cost: $23,900,000)                       6.55%      8/1/00         23,900,000        23,900,000
---------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost:
    $23,900,000)                                                                     $  23,900,000
---------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
$265,548,975) (b)                                                                    $ 265,548,975
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
ALABAMA (0.38%)
Chatom Industrial Development Board,
    Guaranty: National Rural Utilities
    Cooperative Finance Corporation         4.15%     8/11/00      $   1,600,000     $   1,600,000
                                                                                     -------------
ALASKA (0.47%)
Anchorage G.O., MBIA Insured                4.60%      8/1/00          2,000,000         2,000,000
                                                                                     -------------
ARIZONA (4.47%)
City of Phoenix IDA (Del Mar Terrace),
    Guaranty: FHLMC                         4.20%     10/1/29          3,000,000 (e)     3,000,000
Glendale IDA, Senior Living Facilities
    Revenue (Friendship Retirement
    Project), LOC Wells Fargo               4.30%     12/1/14          1,110,000 (e)     1,110,000
Maricopa County PCR (El Paso Elect), LOC
    Barclays Bank                           4.40%     12/1/14          3,500,000 (e)     3,500,000
Maricopa County Pollution Control
    Series 1994A (El Paso Elect), LOC
    Barclays Bank                           4.40%      7/1/14         11,450,000 (e)    11,450,000
                                                                                     -------------
                                                                                        19,060,000
                                                                                     -------------
ARKANSAS (0.56%)
Jonesboro Sales and Use Tax Revenue, FSA
    Insured                                 4.02%    11/15/00          2,395,000         2,399,891
                                                                                     -------------
CALIFORNIA (0.25%)
Roseville Joint Unified High School
    District, FGIC Insured                  3.80%      8/1/00          1,060,000         1,060,000
                                                                                     -------------
COLORADO (2.39%)
Aurora Centretech Metro District, LOC
    Banque National de Paris                4.00%     12/1/00          1,000,000         1,000,000
Dove Valley Metro District, LOC Banque
    National de Paris                       3.95%     11/1/00            820,000           820,000
Dove Valley Metro District, LOC Banque
    National de Paris                       3.95%     11/1/00          4,080,000         4,080,000
Health Facilities Authority Revenue
    (Visiting Nurses Corporation), LOC
    Norwest Bank                            4.35%      7/1/22          1,025,000 (e)     1,025,000
Interstate South Metro District, LOC
    Banque National de Paris                3.95%     11/1/00          3,265,000         3,265,000
                                                                                     -------------
                                                                                        10,190,000
                                                                                     -------------
DISTRICT OF COLUMBIA (0.39%)
District of Columbia G.O., Escrowed in
    Governments                             4.50%      6/1/01          1,635,000         1,641,513
                                                                                     -------------
FLORIDA (5.75%)
Dade County Public Improvement G.O., FSA
    Insured                                 4.50%      6/1/01          2,000,000         2,043,274
Eustis State Health Facilities Authority
    (Waterman Medical Center), LOC
    SunTrust Bank                           4.25%     12/1/15          5,445,000 (e)     5,445,000
Jacksonville Education Facilities
    Authority (Jacksonville University
    Project), LOC First Union               4.25%     10/1/22          4,000,000 (e)     4,000,000
Jacksonville Health Facility Authority
    Hospital Revenue, MBIA Insured          4.20%     8/15/19          5,000,000 (e)     5,000,000
State Housing Finance Agency, Guaranty:
    FHLMC                                   4.20%     12/1/05          4,000,000 (e)     4,000,000
State Housing Finance Agency
    (Multifamily Revenue), LOC FHLMC        4.20%     12/1/05          2,200,000 (e)     2,200,000
Volusia County School District, FSA
    Insured                                 3.85%      8/1/00          1,800,000         1,800,000
                                                                                     -------------
                                                                                        24,488,274
                                                                                     -------------
GEORGIA (3.54%)
DeKalb Private Hospital Authority
    (Egleston Children's Hospital), LOC
    SunTrust Bank                           4.25%     12/1/28          3,500,000 (e)     3,500,000
Fulton County Development Authority
    (Morehouse College), LOC Wachovia
    Bank                                    4.25%      8/1/17          3,985,000 (e)     3,985,000
Fulton County Residential Home Care
    Facilities (Lenbrook Square
    Foundation), LOC Dresdner Bank          4.30%      1/1/18          3,000,000 (e)     3,000,000
Municipal Electric Authority of Georgia,
    LOC ABN-AMRO                            4.20%      1/1/26          4,623,000 (e)     4,623,000
                                                                                     -------------
                                                                                        15,108,000
                                                                                     -------------
ILLINOIS (9.36%)
Galesburg Revenue (Knox College), LOC
    LaSalle National Bank                   4.25%      7/1/24          2,000,000 (e)     2,000,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
Galesburg Revenue (Knox College), LOC
    LaSalle National Bank                   4.30%      3/1/31      $   6,500,000 (e) $   6,500,000
Development Finance Authority (A.E.
    Staley Manufacturing), LOC Union
    Bank of Switzerland                     4.20%     12/1/05          1,600,000 (e)     1,600,000
Development Finance Authority (Olin
    Corporation Project), LOC Wachovia
    Bank                                    4.30%      6/1/04          2,000,000 (e)     2,000,000
Development Finance Authority (Olin
    Corporation Project), LOC Wachovia
    Bank                                    4.30%      3/1/16          1,150,000 (e)     1,150,000
Development Finance Authority (Jewish
    Elderly Council), LOC LaSalle
    National Bank                           4.25%      3/1/25            600,000 (e)       600,000
Education Facility Authority Revenue
    Bond (Dominican University)             4.50%     7/11/01          1,000,000         1,004,505
Health Facilities Authority (Alexian
    Brothers Medical Center), MBIA
    Insured                                 4.05%     8/14/00          1,000,000         1,000,000
Health Facilities Authority (Alexian
    Brothers Medical Center), MBIA
    Insured                                 4.15%     10/5/00          1,850,000         1,850,000
Health Facilities Authority, MBIA
    Insured                                 4.25%     9/14/00          3,750,000         3,750,000
Joliet Regional Port District Revenue
    (Terminal Facilities Project;
    Series 1985), Guaranty: Dow Chemical    4.35%     7/15/03          7,705,000 (e)     7,705,000
Lake Cook & McHenry Counties School
    District, FGIC Insured                  3.90%     12/1/00          1,000,000         1,008,441
Madison Macoupin Community College
    District #536 (Lewis and Clark
    Community College), FGIC Insured        4.03%     11/1/00          1,410,000         1,418,046
McLean County Public Building Commission
    Revenue (Law and Justice Center)
    G.O.                                    4.00%     11/1/00          1,000,000         1,007,556
Metropolitan Pier & Expo Authority II,
    AMBAC Insured                           4.13%    12/15/00          1,000,000           985,114
Springfield Community Improvement
    Revenue (Reality Restoration
    Project), Overcollateralized in
    Governments                             4.50%     12/1/15          3,000,000 (e)     3,000,000
State Toll Highway Revenue, MBIA Insured    4.20%      1/1/10          1,800,000 (e)     1,800,000
Will County Property Tax Lease Receipts,
    FGIC Insured                            4.00%     12/1/00          1,500,000         1,511,148
                                                                                     -------------
                                                                                        39,889,810
                                                                                     -------------
INDIANA (1.63%)
Fort Wayne Economic Development Revenue
    (Georgetown Place Venture), LOC U.S.
    Bank                                    4.30%     12/1/15          4,800,000 (e)     4,800,000
Health Facilities Finance Authority
    Hospital Revenue (Sisters of St.
    Francis), Prerefunded                   3.68%      9/1/00          1,555,000         1,559,366
Health Facilities Financing Authority
    (Capital Access Designated Pool
    Program), LOC Comerica Bank             4.25%      4/1/13            600,000 (e)       600,000
                                                                                     -------------
                                                                                         6,959,366
                                                                                     -------------
IOWA (2.37%)
Higher Education Loan Authority Revenue
    (Palmer Chiropractic), LOC Firstar
    Bank N.A.                               4.40%      4/1/27          7,200,000 (e)     7,200,000
Mount Vernon Private College Project
    (Cornell College Project)
    Series 1985, LOC U.S. Bank              4.25%     10/1/15          2,900,000 (e)     2,900,000
                                                                                     -------------
                                                                                        10,100,000
                                                                                     -------------
KANSAS (0.97%)
State Development Finance Authority
    Revenue Bond (Shalom Obligated
    Group), LOC LaSalle National Bank       4.30%    11/15/28          3,400,000 (e)     3,400,000
Wichita Temporary Improvement G.O.          4.40%     4/26/01            730,000           731,795
                                                                                     -------------
                                                                                         4,131,795
                                                                                     -------------
KENTUCKY (0.31%)
State Property and Buildings Community
    Revenue (Project #50), Prerefunded
    and Escrowed in Governments             4.23%      2/1/01          1,300,000         1,311,149
                                                                                     -------------
LOUISIANA (1.94%)
Ascension Parish, Parishwide School
    District, MBIA Insured                  4.48%      3/1/01          3,500,000         3,529,908
Public Facilities Authority Special
    Insurance Revenue Assessment
    Revenue, FSA Insured                    4.10%     10/1/00          1,520,000         1,520,722

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
LOUISIANA (CONTINUED)
Public Facilities Authority Health Care
    System, AMBAC insured                   4.10%    11/17/00      $   3,200,000     $   3,200,000
                                                                                     -------------
                                                                                         8,250,630
                                                                                     -------------
MARYLAND (8.29%)
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric                                4.25%      8/7/00          2,000,000         2,000,000
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric                                4.25%      8/7/00          2,900,000         2,900,000
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric                                4.25%      9/6/00          2,380,000         2,380,000
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric                                4.20%     9/12/00          3,000,000         3,000,000
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric                                4.05%    10/13/00          2,000,000         2,000,000
Montgomery County Housing Opportunities
    (Oakwood Apartments), LOC FHLMC         4.20%     11/1/07         23,050,000 (e)    23,050,000
                                                                                     -------------
                                                                                        35,330,000
                                                                                     -------------
MASSACHUSETTS (0.42%)
Malden State G.O., FGIC Insured             4.36%      4/1/01            655,000           665,086
North Andover, MBIA Insured                 4.00%     8/15/00          1,125,000         1,125,837
                                                                                     -------------
                                                                                         1,790,923
                                                                                     -------------
MICHIGAN (0.63%)
Midland County Economic Development,
    Guaranty: Dow Chemical                  4.30%     12/1/15          2,200,000 (e)     2,200,000
Washtenaw County Building Authority,
    FGIC Insured                            3.85%      9/1/00            500,000           500,183
                                                                                     -------------
                                                                                         2,700,183
                                                                                     -------------
MINNESOTA (6.11%)
Arden Hills Housing and Health Care
    Facilities Revenue (Presbyterian
    Homes), LOC U.S. Bank                   4.30%      9/1/29          1,000,000 (e)     1,000,000
Beltrami County Environmental Control
    Revenue (Northwood Panelboard
    Project), LOC United Bank of
    Switzerland                             4.25%     12/1/21            700,000 (e)       700,000
City of Cohasset (MN Power & Light
    Project), LOC ABN AMRO                  4.30%      6/1/13          1,200,000 (e)     1,200,000
City of Duluth Economic Development
    Authority, LOC Credit Local de
    France                                  4.30%      6/1/19          1,500,000 (e)     1,500,000
Greenway ISD #316, LOC MN School
    District Credit                         3.83%     9/30/00          1,250,000         1,250,113
Minneapolis/St. Paul Housing and
    Redevelopment (Children's Hospital),
    FSA Insured                             4.35%     8/15/25          6,000,000 (e)     6,000,000
Minneapolis CDA Tax Increment, MBIA
    Insured                                 3.85%      9/1/00          1,000,000         1,002,588
St. Paul (Science Museum Project), LOC
    U.S. Bancorp                            4.25%      5/1/27          3,440,000 (e)     3,440,000
St. Paul Port Authority Tax Increment
    Revenue (Westgate Office and
    Industrial Center), LOC U.S. Bancorp    4.40%      2/1/15          9,400,000 (e)     9,400,000
St. Paul Housing and Redevelopment
    Authority (Science Museum Project),
    LOC U.S. Bancorp                        4.20%      5/1/27            530,000 (e)       530,000
                                                                                     -------------
                                                                                        26,022,701
                                                                                     -------------
MISSISSIPPI (4.78%)
Business Finance Corporation
    (Mississippi College Project), LOC
    Bank of America                         4.25%      2/1/09          6,400,000 (e)     6,400,000
Claiborne County PCR, Guaranty: National
    Rural Utilities Cooperative Finance
    Corporation                             4.20%      8/8/00          3,600,000         3,600,000
Claiborne County PCR, Guaranty: National
    Rural Utilities Cooperative Finance
    Corporation                             4.25%      9/7/00          1,700,000         1,700,000
Claiborne County PCR, Guaranty: National
    Rural Utilities Cooperative Finance
    Corporation                             4.15%      9/7/00          2,300,000         2,300,000
Claiborne County PCR, Guaranty: National
    Rural Utilities Cooperative Finance
    Corporation                             4.20%     9/12/00          1,800,000         1,800,000
Claiborne County PCR, Guaranty: National
    Rural Utilities Cooperative Finance
    Corporation                             4.20%     10/4/00          2,575,000         2,575,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
MISSISSIPPI (CONTINUED)
Claiborne County PCR, Guaranty: National
    Rural Utilities Cooperative Finance
    Corporation                             4.25%     10/5/00      $   2,000,000     $   2,000,000
                                                                                     -------------
                                                                                        20,375,000
                                                                                     -------------
MISSOURI (4.49%)
Independence IDA (Groves & Graceland),
    LOC Credit Local de France              4.30%     11/1/27          8,200,000 (e)     8,200,000
Kansas City IDA Hospital Revenue (Resh
    Health Services), MBIA Insured          4.35%    10/15/14          1,100,000 (e)     1,100,000
St. Louis County Parkway School District
    C-2 G.O.                                4.40%      3/1/01            725,000           738,154
State Health and Education Facilities
    Authority Revenue (St. Francis
    Medical Center), LOC Credit Local de
    France                                  4.30%      6/1/26          6,490,000 (e)     6,490,000
State Health and Education Facilities
    Authority, LOC Camdenton School
    District                                3.75%     9/19/00          2,625,000         2,626,685
                                                                                     -------------
                                                                                        19,154,839
                                                                                     -------------
MONTANA (2.14%)
State Health Facilities Authority
    Revenue Bonds Series A (Health Care
    Pooled Loan Program), FGIC Insured      4.25%     12/1/15          9,105,000 (e)     9,105,000
                                                                                     -------------
NEW HAMPSHIRE (0.47%)
State Health and Education Facilities
    (Crotched Mtn. Rehab Center),
    Guaranty: Crotched Mtn. Foundation      4.80%     5/17/01          2,000,000         2,010,562
                                                                                     -------------
NEW JERSEY (0.52%)
Economic Development Authority (Volvo
    America), LOC Credit Suisse             4.68%     12/1/04          1,200,000 (e)     1,200,000
Education Facilities Authority Revenue
    (Community College Capital Project
    Fund), AMBAC Insured                    5.00%      9/1/00          1,000,000         1,000,961
                                                                                     -------------
                                                                                         2,200,961
                                                                                     -------------
NEW YORK (0.63%)
Nassau County G.O., FGIC Insured            4.30%      9/1/00            700,000           700,472
New York City G.O., LOC Morgan Guaranty     4.40%     8/15/19          2,000,000 (e)     2,000,000
                                                                                     -------------
                                                                                         2,700,472
                                                                                     -------------
NORTH CAROLINA (5.79%)
Educational Facility Finance Agency
    (Lenoir-Rhyne College), LOC Wachovia
    Bank                                    4.25%      5/1/23          7,500,000 (e)     7,500,000
State Medical Care Commission Hospital
    (Angel Medical Care Center), LOC
    First Union                             4.25%     10/1/16          3,500,000 (e)     3,500,000
State Medical Center Commission Revenues
    (Carol Woods Project), LOC Bank of
    America                                 4.30%      4/1/21          5,800,000 (e)     5,800,000
State Medical Center Commission Revenues
    (Carolina Meadows Project), LOC
    Wachovia Bank                           4.30%      6/1/28          3,960,000 (e)     3,960,000
University of North Carolina Revenue,
    LOC Wachovia Bank                       4.25%     11/1/16          3,900,000 (e)     3,900,000
                                                                                     -------------
                                                                                        24,660,000
                                                                                     -------------
OHIO (4.94%)
State Building Authority, Prerefunded
    and Escrowed in Governments             4.00%      9/1/00          2,270,000         2,320,850
State Highway Capital Improvement, G.O.     4.50%      5/1/01          2,900,000         2,889,486
State Housing Finance Agency Multifamily
    Housing Revenue (Kenwood
    Retirement), LOC Morgan Guaranty        4.00%     12/1/15          4,600,000 (e)     4,600,000
State Water Development Authority
    (Cleveland Electric), FGIC Insured      4.00%     8/10/00          5,000,000         5,000,000
Warren County Ohio Health Care Facility
    (Otterbein Homes), LOC Fifth Third
    Bank                                    4.30%      7/1/23          6,258,000 (e)     6,258,000
                                                                                     -------------
                                                                                        21,068,336
                                                                                     -------------
OKLAHOMA (0.23%)
Garfield County Industrial Authority
    PCR, Guaranty: Oklahoma Gas &
    Electric                                3.38%      1/1/25          1,000,000 (e)     1,000,000
                                                                                     -------------
                                                                                         1,000,000
                                                                                     -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
OREGON (0.24%)
Portland Hospital Facilities Authority
    (Legacy Health Systems), AMBAC
    Insured                                 4.45%      5/1/01      $   1,000,000     $   1,013,371
                                                                                     -------------
PENNSYLVANIA (6.02%)
Allegheny County IDA, LOC Dresdner Bank     4.30%      7/1/27          4,200,000 (e)     4,200,000
Allegheny County IDA (Longwood at
    Oakmont Project), LOC Dresdner Bank     4.30%      7/1/27          3,100,000 (e)     3,100,000
Delaware Valley Regional Finance
    Authority, LOC Credit Suisse            4.25%     12/1/20          1,600,000 (e)     1,600,000
Delaware Valley Regional Finance
    Authority, LOC Credit Suisse            4.25%     12/1/20          1,200,000 (e)     1,200,000
Delaware Valley Regional Finance
    Authority, LOC Credit Suisse            4.25%     12/1/20          1,400,000 (e)     1,400,000
Delaware Valley Regional Finance
    Authority, LOC Credit Suisse            4.25%     12/1/20          1,400,000 (e)     1,400,000
Quakertown Hospital Authority, LOC PNC
    Bank                                    4.35%      7/1/05          8,500,000 (e)     8,500,000
Quakertown Hospital Authority, LOC PNC
    Bank                                    4.35%      7/1/26          1,200,000 (e)     1,200,000
State Higher Education Facilities
    (Medical College), Prerefunded          4.33%      3/1/01          2,000,000         2,071,842
York County Solid Waste and Refuse
    Authority G.O., FGIC Insured            4.06%     12/1/00          1,000,000         1,003,033
                                                                                     -------------
                                                                                        25,674,875
                                                                                     -------------
SOUTH CAROLINA (3.14%)
Jobs Economic Development Authority
    (Catholic Diocese), LOC Bank of
    America                                 4.30%      9/1/16          4,700,000 (e)     4,700,000
State Housing Finance and Development
    Authority (Oakridge), LOC First
    Union Bank                              4.25%      7/1/07          2,070,000 (e)     2,070,000
York County PCR, Guaranty: Duke Power
    Co.                                     4.30%     8/16/00          2,600,000         2,600,000
York County PCR, Guaranty: Duke Power
    Co.                                     4.30%     8/16/00          2,800,000         2,800,000
York County PCR, Guaranty: Duke Power
    Co.                                     4.20%    11/16/00          1,200,000         1,200,000
                                                                                     -------------
                                                                                        13,370,000
                                                                                     -------------
TENNESSEE (2.82%)
City of Chattanooga G.O.                    4.11%     11/1/00          1,000,000         1,002,156
Montgomery County Public Building
    Authority, LOC NationsBank              4.25%      7/1/15          5,200,000 (e)     5,200,000
Nashville and Davidson County Health and
    Education Facility (Meharry Medical
    College Project), LOC NationsBank       4.25%      8/1/18          5,820,000 (e)     5,820,000
                                                                                     -------------
                                                                                        12,022,156
                                                                                     -------------
TEXAS (4.25%)
Austin Independent School District,
    Texas PSF Guaranty                      3.93%      8/1/00          2,000,000         2,000,000
Austin Utility System Revenue,
    Prerefunded and Escrowed in
    Governments                             4.35%     5/15/01          1,000,000         1,011,577
Austin Utility System Revenue,
    Prerefunded and Escrowed in
    Governments                             4.52%     5/15/01          1,000,000         1,026,435
Brazos River Harbor Navigation District,
    Guaranty: Dow Chemical                  4.35%      8/1/22          2,100,000 (e)     2,100,000
City of Waco Certificate of Obligation,
    FGIC Insured                            4.30%      2/1/01            785,000           791,487
Denison ISD Capital Appreciation, PSF
    Guaranty                                3.90%      8/1/00            750,000           750,000
Houston Water & Sewer Systems, AMBAC
    Insured                                 4.00%     12/1/00          1,000,000           987,058
Round Rock ISD G.O., MBIA Insured           3.70%     8/15/00          1,270,000         1,272,327
South Texas Water Authority, FSA Insured    3.80%      9/1/00          1,500,000         1,500,244
State of Texas G.O.                         4.55%     10/1/00          1,000,000         1,001,312
State Public Finance Authority, MBIA
    Insured                                 4.32%      2/1/01          1,640,000         1,658,910
Tarrant County Housing Finance
    Corporation, MFHR - Single Family
    Apartments Project, LOC SunTrust
    Bank                                    4.35%     11/1/17          4,025,000 (e)     4,025,000
                                                                                     -------------
                                                                                        18,124,350
                                                                                     -------------
UTAH (1.17%)
State Board of Regents Student Loan
    Revenue Bonds, AMBAC Insured            4.20%     11/1/00          5,000,000         5,000,000
                                                                                     -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
VIRGINIA (1.55%)
Alexandria IDA (Pooled Income Program),
    LOC Bank of America                     4.25%      7/1/26      $   6,605,000 (e) $   6,605,000
                                                                                     -------------
WASHINGTON (3.92%)
Clark County School District # 37,
    Vancouver, Prerefunded and Escrowed
    in Governments                          4.09%     12/1/00          1,000,000         1,009,398
Port of Seattle IDR Airport Revenue
    (Alaska Air), LOC Bank of New York      4.40%     12/1/09          2,800,000 (e)     2,800,000
State Economic Development Revenue,
    (Pioneer Human Services), LOC U.S.
    Bank                                    4.40%      9/1/18          3,000,000 (e)     3,000,000
State Health Care Facilities Authority
    (Fred Hutchinson), LOC Morgan
    Guaranty                                4.35%      1/1/18          1,300,000 (e)     1,300,000
State Housing Finance Commission
    (Emerald Heights), LOC U.S. Bank        4.30%      1/1/21          2,100,000 (e)     2,100,000
State Housing Finance Commission
    (Rockwood Retirement Home), LOC
    Wells Fargo                             4.40%      1/1/30          4,100,000 (e)     4,100,000
State of Washington G.O., Prerefunded       3.55%      8/1/00          2,400,000         2,400,000
                                                                                     -------------
                                                                                        16,709,398
                                                                                     -------------
WEST VIRGINIA (0.40%)
Marshall County Revenue (Bayer Project),
    Guaranty: Bayer Corporation             4.35%      3/1/09          1,700,000 (e)     1,700,000
                                                                                     -------------
WISCONSIN (1.64%)
Lacrosse IDA (Dairyland Power), AMBAC
    Insured                                 4.25%      9/1/14          1,445,000 (e)     1,445,000
School District Cash Flow Management
    Program, Guaranty: Fond du Lac
    School District                         3.80%     9/28/00          1,350,000         1,350,000
School District Cash Flow Management
    Program (Aid Anticipation)              4.00%     11/1/00          3,000,000         3,000,000
State Health and Education Facilities
    Authority Revenue (St. Johns United
    Church Project), LOC Firstar Bank       4.30%      2/1/30          1,200,000 (e)     1,200,000
                                                                                     -------------
                                                                                         6,995,000
                                                                                     -------------
WYOMING (0.02%)
Platte County PCR, LOC National Rural
    Utilities Cooperative Finance
    Corporation                             4.35%      7/1/14            100,000 (e)       100,000
---------------------------------------------------------------------------------------------------
Total Investments in Securities (cost:
$423,623,555) (b)                                                                    $ 423,623,555
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.58%):
---------------------------------------------------------------------------------------------------
BANKS - DOMESTIC (13.47%)
Branch Banking & Trust Company              7.05%    11/30/00      $  15,000,000 (d) $   15,012,781
Comerica Bank                               6.58%      6/7/01         10,000,000 (d)      9,997,452
First Union Bank                            6.63%     5/18/01         10,000,000 (d)     10,000,000
LaSalle Bank, Chicago                       7.02%    11/20/00          5,000,000          5,000,088
Old Kent Bank                               6.63%    10/24/00          4,000,000          4,000,000
SunTrust Bank                               6.64%    10/11/00          5,000,000          4,999,893
U.S. Bank N.A.                              6.70%     3/15/01          2,500,000          2,495,157
                                                                                     --------------
                                                                                         51,505,371
                                                                                     --------------
BANKS - OTHER (17.04%)
Bank of Nova Scotia                         6.68%     9/20/00         15,000,000         15,000,000
Dexia Credit Local de France                6.52%    10/16/00         11,500,000         11,341,709
Rabobank Nederland                          6.59%     1/12/01          5,000,000          5,000,000
Rabobank Nederland                          6.64%     2/14/01          2,000,000          1,999,610
Royal Bank of Canada                        6.20%    10/10/00         19,500,000         19,264,917
United Bank of Switzerland A.G.             6.93%     12/6/00          6,100,000          6,090,473
United Bank of Switzerland A.G.             6.28%    12/11/00          6,500,000          6,498,509
                                                                                     --------------
                                                                                         65,195,218
                                                                                     --------------
CHEMICALS (3.88%)
Henkel Corporation                          6.42%      8/2/00         14,825,000 (c)     14,822,356
                                                                                     --------------
CONGLOMERATES (4.93%)
Fortune Brands Inc.                         6.50%     9/12/00         19,000,000 (c)     18,855,917
                                                                                     --------------
ENTERTAINMENT (4.06%)
Carnival Corporation                        6.53%    10/24/00         14,750,000         14,525,259
Walt Disney Company                         6.70%     3/30/01          1,000,000            998,038
                                                                                     --------------
                                                                                         15,523,297
                                                                                     --------------
FINANCIAL - AUTO (5.61%)
DaimlerChrysler North American Holdings     6.97%      3/9/01          1,500,000          1,494,444
Ford Motor Credit Corporation               6.54%      8/7/00         20,000,000         19,978,200
                                                                                     --------------
                                                                                         21,472,644
                                                                                     --------------
FINANCIAL - AVIATION (0.88%)
International Lease Finance Corporation     6.52%    10/12/00          3,415,000          3,370,468
                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS (12.19%)
Associates Corporation of North America     6.64%      8/1/00         13,900,000         13,900,000
General Electric Capital Corporation        6.55%     8/14/00         16,020,000         15,982,108
Goldman Sachs Group                         7.00%     2/15/01          2,500,000          2,487,987
Merrill Lynch & Company                     6.38%    10/17/00            380,000            380,227
Merrill Lynch & Company                     6.86%     3/29/01         10,000,000         10,000,000
Merrill Lynch & Company                     6.91%     3/30/01          2,900,000          2,900,000
Norwest Financial                           7.03%     3/19/01          1,000,000            990,742
                                                                                     --------------
                                                                                         46,641,064
                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (15.14%)
Asset Securitization Cooperative
    Corporation                             6.48%     9/26/00            800,000 (c)        791,936
Barton Capital Corporation                  6.51%      8/2/00         14,685,000 (c)     14,682,344
Preferred Receivables Funding
    Corporation                             6.51%     8/21/00         16,635,000 (c)     16,574,837
Receivables Capital Corporation             6.51%     8/11/00         17,890,000 (c)     17,857,649
Thunder Bay Funding                         6.58%      8/3/00          8,000,000 (c)      7,997,076
                                                                                     --------------
                                                                                         57,903,842
                                                                                     --------------
FOOD AND BEVERAGE (5.21%)
Bestfoods                                   6.50%     8/30/00         19,000,000 (c)     18,900,514
General Mills                               6.27%    12/15/00          1,000,000          1,009,876
                                                                                     --------------
                                                                                         19,910,390
                                                                                     --------------
HOUSEHOLD PRODUCTS (2.48%)
Newell Rubbermaid, Inc.                     6.55%     8/21/00          9,530,000 (c)      9,495,321
                                                                                     --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
MANUFACTURING (10.68%)
Caterpillar Financial Services Inc.         6.25%     11/1/00      $   3,500,000     $    3,490,134
Caterpillar Financial Services Inc.         6.88%     5/22/01          7,000,000 (d)      7,002,199
Honeywell International                     6.51%    10/11/00         18,625,000         18,385,871
United Technologies Corporation             6.49%     8/10/00         12,000,000 (c)     11,980,530
                                                                                     --------------
                                                                                         40,858,734
                                                                                     --------------
PRINTING & PUBLISHING (3.80%)
Knight-Ridder                               6.56%     8/29/00         14,600,000 (c)     14,525,508
                                                                                     --------------
TELECOMMUNICATIONS (0.21%)
Motorola Inc.                               6.49%     9/28/00            800,000            791,635
---------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $380,871,765)            $  380,871,765
---------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
$380,871,765) (b)                                                                    $  380,871,765
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
ALASKA (0.48%)
North Slope, Borough, MBIA Insured          4.75%     6/30/01      $     750,000     $     756,247
                                                                                     -------------
FLORIDA (6.38%)
Housing Finance Agency, Guaranty: FHLMC     4.20%     12/1/05          1,000,000 (e)     1,000,000
Housing Finance Agency (Crossings
    Multifamily), Guaranty: FHLMC           4.20%      2/1/08          8,140,000 (e)     8,140,000
Volusia County School District, FSA
    Insured                                 4.50%      6/1/01          1,000,000         1,006,382
                                                                                     -------------
                                                                                        10,146,382
                                                                                     -------------
GEORGIA (2.83%)
De Kalb Private Hospital Authority, LOC
    SunTrust Bank                           4.25%      3/1/24          1,700,000 (e)     1,700,000
Fulton County Residential Care Facility
    (Lenbrook Square Foundation), LOC
    Dresdner Bank                           4.30%      1/1/18          2,800,000 (e)     2,800,000
                                                                                     -------------
                                                                                         4,500,000
                                                                                     -------------
ILLINOIS (7.03%)
Educational Facility Authority (Cultural
    Pool Program), LOC Bank One             4.20%     12/1/25          3,780,000 (e)     3,780,000
Educational Facility Authority
    (Dominican University)                  4.50%     7/11/01            890,000           894,009
Health Facilities Authority, LOC Morgan
    Guaranty                                4.30%     9/12/00          1,000,000         1,000,000
Health Facilities Authority, LOC Morgan
    Guaranty                                4.30%     9/13/00          1,000,000         1,000,000
Joliet Regional Port District Bonds
    (Terminal Facility Project),
    Guaranty: Dow Chemical                  4.35%     7/15/03          4,505,000 (e)     4,505,000
                                                                                     -------------
                                                                                        11,179,009
                                                                                     -------------
INDIANA (7.37%)
Health Facilities Financing Authority,
    LOC NBD Bank                            4.25%     11/1/20          4,000,000 (e)     4,000,000
Health Facilities Financing Authority,
    LOC First Chicago                       4.25%      1/1/22          2,500,000 (e)     2,500,000
Health Facilities Financing Authority
    (Capital Access Designated Pool
    Program), LOC Comerica Bank             4.25%      1/1/12          2,500,000 (e)     2,500,000
Health Facilities Financing Authority
    (Capital Access Designated Pool
    Program), LOC Comerica Bank             4.25%      4/1/13            200,000 (e)       200,000
Hospital Equipment Financing Authority,
    MBIA Insured                            4.25%     12/1/15          1,500,000 (e)     1,500,000
University of Indiana Revenue Bonds,
    Prerefunded and Escrowed in
    Governments                             3.70%      8/1/00          1,000,000         1,020,000
                                                                                     -------------
                                                                                        11,720,000
                                                                                     -------------
IOWA (3.65%)
Iowa City G.O.                              4.68%      6/1/01            705,000           706,773
Finance Authority Revenue (Burlington
    Medical Center), FSA Insured            4.35%      6/1/27          3,100,000 (e)     3,100,000
Finance Authority Revenue (Diocese of
    Sioux City), LOC Wells Fargo            4.30%      3/1/19          2,000,000 (e)     2,000,000
                                                                                     -------------
                                                                                         5,806,773
                                                                                     -------------
KANSAS (3.96%)
Riley County Sales Tax Revenue, FSA
    Insured                                 4.00%      9/1/00            400,000           400,000
State Development Finance Authority
    (Shalom Obligated Group), LOC
    LaSalle National Bank                   4.30%    11/15/28          5,900,000 (e)     5,900,000
                                                                                     -------------
                                                                                         6,300,000
                                                                                     -------------
KENTUCKY (0.63%)
State Property and Buildings Community
    Revenue (Project #50), Escrowed in
    Governments                             4.23%      2/1/01          1,000,000         1,008,576
                                                                                     -------------
LOUISIANA (3.70%)
Ascension Parish, Parishwide School
    District, MBIA Insured                  4.48%      3/1/01          1,500,000         1,512,818
Public Facilities Authority Health Care
    System, AMBAC Insured                   4.30%    11/17/00          1,300,000         1,300,000
State G.O., Prerefunded and Escrowed in
    Governments                             3.95%      9/1/00          3,000,000         3,067,328
                                                                                     -------------
                                                                                         5,880,146
                                                                                     -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
MARYLAND (2.45%)
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric Company                        4.15%      9/7/00      $   2,000,000     $   2,000,000
Montgomery County Housing Opportunities
    Community Multifamily Revenue
    (Oakwood Apartments), LOC FHLMC         4.20%     11/1/07          1,900,000 (e)     1,900,000
                                                                                     -------------
                                                                                         3,900,000
                                                                                     -------------
MICHIGAN (0.19%)
State Strategic Fund, LOC Barclays Bank     4.25%      9/1/30            300,000 (e)       300,000
                                                                                     -------------
MINNESOTA (6.05%)
Beltrami County Environmental Control
    Revenue (Northwood Panelboard
    Project) LOC United Bank of
    Switzerland                             4.25%     12/1/21          1,000,000 (e)     1,000,000
City of Arden Hills Housing and Health
    Care Revenue (Presbyterian Homes),
    LOC U.S. Bancorp                        4.30%      9/1/29          1,300,000 (e)     1,300,000
City of Cohasset (MN Power & Light
    Project), LOC ABN/AMRO                  4.30%      6/1/20          3,705,000 (e)     3,705,000
St. Paul Housing and Redevelopment
    Authority (Science Museum of MN
    Project), LOC US Bancorp                4.25%      5/1/27          3,610,000 (e)     3,610,000
                                                                                     -------------
                                                                                         9,615,000
                                                                                     -------------
MISSISSIPPI (2.20%)
Claiborne County PCR, Guaranty: National
    Rural Utilities Cooperative Finance
    Corporation                             4.05%     8/10/00          3,500,000         3,500,000
                                                                                     -------------
MISSOURI (5.03%)
Kansas City IDA Hospital Revenue (Resh
    Health Services), MBIA Insured          4.35%    10/15/14          3,500,000 (e)     3,500,000
Kansas City IDA Hospital Revenue Bond
    (Resh Health Services), MBIA Insured    4.35%     4/15/15          2,000,000 (e)     2,000,000
State Health & Education Facilities
    Authority (St. Francis Medical
    Center), LOC Credit Local de France     4.30%      6/1/26          2,500,000 (e)     2,500,000
                                                                                     -------------
                                                                                         8,000,000
                                                                                     -------------
NEW HAMPSHIRE (0.43%)
Health & Educational Facilities
    Authority (Crotched Mountain Rehab
    Center), Guaranty: Crotched Mountain
    Foundation                              4.80%     5/17/01            685,000           688,617
                                                                                     -------------
NEW YORK (1.80%)
State Housing Revenue, Prerefunded and
    Escrowed in Governments                 4.20%     11/1/00          2,830,000         2,857,057
                                                                                     -------------
NORTH CAROLINA (2.45%)
Beaufort County, LOC United Bank of
    Switzerland                             4.00%      9/1/00          1,600,000         1,600,391
State Medical Care Commission Revenue,
    LOC First Union Bank                    4.30%     10/1/13          1,500,000 (e)     1,500,000
State Medical Center Commission Revenues
    (Carol Woods Project), LOC Bank of
    America                                 4.30%      4/1/21            800,000 (e)       800,000
                                                                                     -------------
                                                                                         3,900,391
                                                                                     -------------
OHIO (3.95%)
State Housing Finance Agency Multifamily
    Housing Revenue                         4.00%     12/1/15            900,000 (e)       900,000
(Kenwood Congregate), LOC Morgan
    Guaranty Warren County Health Care
    Facility (Otterbein Homes), LOC
    Fifth Third Bank                        4.30%      7/1/23          5,378,000 (e)     5,378,000
                                                                                     -------------
                                                                                         6,278,000
                                                                                     -------------
PENNSYLVANIA (11.12%)
Allegheny County IDA (Longwood at
    Oakmont Inc Project), LOC Dresdner
    Bank                                    4.30%      7/1/27          3,000,000 (e)     3,000,000
Allegheny County IDA (Longwood at
    Oakmont Inc Project), LOC Dresdner
    Bank                                    4.30%      7/1/27          1,015,000 (e)     1,015,000
Allegheny County IDA (Longwood at
    Oakmont Inc Project), LOC Dresdner
    Bank                                    4.30%      7/1/27          1,000,000 (e)     1,000,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER (F)                          YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)
Berks County G.O., Prerefunded and
    Escrowed in Governments                 3.90%    11/15/00      $     725,000     $     746,147
Delaware County Hospital Revenue Bonds
    (Chester Medical Center),
    Prerefunded and Escrowed in
    Governments                             4.05%    12/15/00            750,000           774,111
Delaware Valley Regional Finance
    Authority, LOC Credit Suisse            4.25%     12/1/20            100,000 (e)       100,000
State Higher Education Facilities
    Authority Revenue (Medical College),
    Prerefunded                             4.33%      3/1/01          1,000,000         1,035,921
Quakertown Hospital Authority, LOC PNC
    Bank                                    4.30%      7/1/05          5,000,000 (e)     5,000,000
Washington County (Higher Education Pool
    Lease), LOC First Union Bank            4.30%     11/1/05          5,000,000 (e)     5,000,000
                                                                                     -------------
                                                                                        17,671,179
                                                                                     -------------
SOUTH CAROLINA (1.76%)
York County PCR, Guaranty: Duke Power
    Co.                                     4.30%     8/16/00          1,800,000         1,800,000
York County PCR, Guaranty: Duke Power
    Co.                                     4.20%    11/16/00          1,000,000         1,000,000
                                                                                     -------------
                                                                                         2,800,000
                                                                                     -------------
TENNESSEE (1.50%)
Davidson County, LOC Bank of America        4.25%     10/1/26            800,000 (e)       800,000
Nashville and Davidson County Health and
    Education Facility (Meharry Medical
    College Project), LOC Nations Bank      4.25%      8/1/18          1,580,000 (e)     1,580,000
                                                                                     -------------
                                                                                         2,380,000
                                                                                     -------------
TEXAS (4.14%)
Austin Independent School District,
    Texas PSF Guaranty                      3.93%      8/1/00          2,275,000         2,275,000
Brazos River Harbor Navigation District,
    Guaranty: Dow Chemical Corporation      4.35%      8/1/22          2,300,000 (e)     2,300,000
Port Houston Authority Harris County
    G.O., MBIA Insured                      4.00%     10/1/00            500,000           501,110
Tarrant County Tax Water Refunding
    Revenue, Escrowed in Governments        4.40%      3/1/01          1,000,000         1,007,574
State of Texas G.O.                         4.55%     10/1/00            500,000           500,656
                                                                                     -------------
                                                                                         6,584,340
                                                                                     -------------
WASHINGTON (10.19%)
Port of Anacortes IDR, Guaranty: Texaco
    Inc.                                    4.15%      8/9/00          4,000,000         4,000,000
State Economic Development Revenue
    (Pioneer Human Services), LOC U.S.
    Bank                                    4.40%      9/1/18          1,000,000 (e)     1,000,000
State Health Care Facilities Authority
    (Fred Hutchinson Center), LOC Morgan
    Guaranty                                4.35%      1/1/18          1,500,000 (e)     1,500,000
State of Washington Housing Finance
    Commission (Emerald Heights), LOC
    U.S. Bank                               4.30%      1/1/21          6,600,000 (e)     6,600,000
State of Washington Housing Finance
    Commission (Rockwood Retirement
    Home), LOC Wells Fargo                  4.40%      1/1/30          3,100,000 (e)     3,100,000
                                                                                     -------------
                                                                                        16,200,000
                                                                                     -------------
WEST VIRGINIA (2.53%)
Marshall County (Bayer Project),
    Guaranty: Bayer Corporation             4.35%      3/1/09          3,500,000 (e)     3,500,000
State Water Development Authority,
    Prerefunded and Escrowed in
    Governments                             4.36%     11/1/00            500,000           513,946
                                                                                     -------------
                                                                                         4,013,946
                                                                                     -------------
WISCONSIN (4.91%)
LaCrosse IDA (Dairyland Power
    Cooperative), AMBAC Insured             4.25%      9/1/14          4,500,000 (e)     4,500,000
LaCrosse IDA (Dairyland Power
    Cooperative), AMBAC Insured             4.25%      2/1/15          1,800,000 (e)     1,800,000
State School District Cash Flow
    Management Program (Aid
    Anticipation)                           4.00%     11/1/00          1,500,000         1,500,000
                                                                                     -------------
                                                                                         7,800,000
                                                                                     -------------
WYOMING (2.77%)
Platte County PCR, LOC National Rural
    Utilities Cooperative Finance
    Corporation                             4.35%      7/1/14          4,400,000 (e)     4,400,000
---------------------------------------------------------------------------------------------------
Total Investments in Securities (cost:
$158,185,663) (b)                                                                    $ 158,185,663
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

 NOTES TO INVESTMENTS IN SECURITIES:

 (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
 (b)  Also represents cost for federal income tax purposes.
 (c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. These securities have been determined to be liquid under guidelines established by the Board of Directors.
 (d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 2000.
 (e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2000. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
 (f)  Portfolio abbreviations:

          AMBAC -  American Municipal Bond Association Corporation
           CDA -   Community Development Agency
          FGIC -   Financial Guaranty Insurance Corporation
         FHLMC -   Federal Home Loan Mortgage Corporation
           FSA -   Financial Security Assurance Corporation
            GO -   General Obligation
           IDA -   Industrial Development Authority
           IDR -   Industrial Development Revenue
           ISD -   Independent School District
           LOC -   Letter of Credit
          MBIA -   Municipal Bond Insurance Association
          MFHR -   Multi-Family Housing Revenue
           PCR -   Pollution Control Revenue
           PSF -   Permanent School Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Great Hall Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund (funds within Great Hall Investment Funds, Inc.) as of July 31, 2000 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 2000 for the Prime, U.S. Government, Tax-Free, and Institutional Prime Money Market Funds and for the year ended July 31, 2000 and the period from September 23, 1998 (commencement of operations) to July 31, 1999 for Institutional Tax-Free Money Market Fund and the financial highlights for each of the years in the five-year period ended July 31, 2000 for the Prime, U.S. Government and Tax-Free Money Market Funds and for each of the years in the two-year period ended
July 31, 2000 and the period from August 11, 1997 (commencement of operations) to July 31, 1998 for the Institutional Prime Money Market Fund and for the year ended July 31, 2000 and the period from September 23, 1998 to July 31, 1999 for Institutional Tax-Free Money Market Fund. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund at July 31, 2000, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
September 1, 2000

FEDERAL TAX INFORMATION

Information for federal income tax purposes is presented as an aid for shareholders in reporting the distributions shown below:

Distributions paid during the fiscal year ended July 31, 2000:

                              PRIME        U.S. GOV'T      TAX-FREE     INST'L PRIME    INST'L TAX-FREE
                              MONEY          MONEY          MONEY          MONEY             MONEY
                           MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND       MARKET FUND

--------------------------------------------------------------------------------------------------------
      PAYABLE DATE         PER SHARE      PER SHARE      PER SHARE      PER SHARE        PER SHARE
--------------------------------------------------------------------------------------------------------
August 31................    $0.00392       $0.00386       $0.00222       $0.00425          $0.00236
September 30.............     0.00391        0.00381        0.00236        0.00423           0.00252
October 31...............     0.00417        0.00405        0.00243        0.00454           0.00255
November 30..............     0.00416        0.00404        0.00251        0.00450           0.00266
January 2................     0.00474        0.00456        0.00303        0.00510           0.00316
January 31...............     0.00421        0.00407        0.00225        0.00448           0.00245
February 29..............     0.00423        0.00418        0.00242        0.00445           0.00261
April 2..................     0.00486        0.00489        0.00286        0.00512           0.00304
April 30.................     0.00420        0.00421        0.00262        0.00443           0.00275
May 31...................     0.00483        0.00480        0.00347        0.00508           0.00363
July 2...................     0.00523        0.00517        0.00320        0.00551           0.00347
July 31..................     0.00481        0.00478        0.00269        0.00503           0.00289
                             --------       --------       --------       --------          --------
                             $0.05327       $0.05242       $0.03206       $0.05672          $0.03409
                             ========       ========       ========       ========          ========

SOURCE OF DISTRIBUTIONS
During the period ending July 31, 2000, 100% of the Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

FEDERAL TAXATION
Exempt interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income but need to be reported on the income tax return for information purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 2001, the Funds will provide the shareholders with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Income distributions for the Prime Money Market Fund, U.S. Government Money Market Fund, and Institutional Prime Money Market Fund are taxable as ordinary dividend income and none qualify for the corporate dividends received deduction. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 2001, each shareholder will receive a breakdown of income earned by investment category on a calendar-year basis.